Organization, Nature of Business and Basis of Presentation (FaceBank Group, Inc. Pre-Merger)	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2020	Jun. 30, 2020	Dec. 31, 2019
Organization, Nature of Business and Basis of Presentation
1.	Organization and Nature of Business

Incorporation

fuboTV Inc. (“fuboTV” or the “Company”) was incorporated under the laws of the State of Florida in February 2009 under the name York Entertainment, Inc. The Company changed its name to FaceBank Group, Inc. on September 30, 2019. On August 10, 2020, the Company changed its name to fuboTV Inc. (the “Name Change”) and as of May 1, 2020, the Company’s trading symbol was changed to “FUBO.” The Company has filed a Notice of Corporate Action (the “Action”) with FINRA regarding the Name Change. The Action is pending FINRA approval at this time.

Unless the context otherwise requires, “fuboTV,” “we,” “us,” “our,” and the “Company” refers to fuboTV and its subsidiaries on a consolidated basis, and “fuboTV Pre-Merger” refers to fuboTV Inc., a Delaware corporation, prior to the Merger, and “fuboTV Sub” refers to fuboTV Inc., a Delaware corporation, and the Company’s wholly-owned subsidiary following the Merger. “FaceBank Pre-Merger” refers to FaceBank Group, Inc. prior to the Merger and its subsidiaries prior to the closing of the Merger, and “fuboTV Pre-Merger” refers to fuboTV Inc., a Delaware corporation and its subsidiaries prior to the Merger.

Merger with fuboTV Pre-Merger

On April 1, 2020, fuboTV Acquisition Corp., a Delaware corporation and FaceBank Pre-Merger’s wholly-owned subsidiary (“Merger Sub”) merged with and into fuboTV Pre-Merger, whereby fuboTV Pre-Merger continued as the surviving corporation and became our wholly-owned subsidiary pursuant to the terms of the Agreement and Plan of Merger and Reorganization dated as of March 19, 2020, by and among us, Merger Sub and fuboTV Pre-Merger (the “Merger Agreement” and such transaction, the “Merger”) (See Note 5).

In accordance with the terms of the Merger Agreement, at the effective time of the Merger (the “Effective Time”), all of the capital stock of fuboTV Pre-Merger was converted into shares of our newly-created class of Series AA Convertible Preferred Stock, par value $0.0001 per share (the “Series AA Preferred Stock”) (See Note 18). Each share of Series AA Convertible Preferred Stock is entitled to 0.8 votes per share and is convertible into two shares of our common stock, only in connection with the sale of such shares on an arms’-length basis either pursuant to an exemption from registration under Rule 144 promulgated under the Securities Act or pursuant to an effective registration statement under the Securities Act. Until the time we are able to uplist to a national securities exchange, the Series AA Convertible Preferred Stock benefits from certain protective provisions that, for example, require us to obtain the approval of a majority of the shares of outstanding Series AA Convertible Preferred Stock, voting as a separate class, before undertaking certain matters.

Prior to the Merger, the Company was, and after the Merger continues to be, a character-based virtual entertainment company and a leading developer of digital human likeness for celebrities and consumers, focused on applications in traditional entertainment, sports entertainment, live events, social networking, mixed reality (AR/VR) and artificial intelligence. As a result of the Merger, fuboTV Pre-Merger, a leading live TV streaming platform for sports, news, and entertainment, became a wholly-owned subsidiary of the Company.

In connection with the Merger, on March 11, 2020, the Company and HLEE Finance S.a r.l. (“HLEE”) entered into a Credit Agreement, dated as of March 11, 2020, pursuant to which HLEE provided the Company with a $100.0 million revolving line of credit (the “Credit Facility”). The Credit Facility is secured by substantially all the assets of the Company. As of June 30, 2020, there were no amounts outstanding under the Credit Facility. See Note 14 for more information about the Credit Facility. The Credit Facility was terminated on July 8, 2020.

On March 19, 2020, the Company, Merger Sub, Evolution AI Corporation (“EAI”) and Pulse Evolution Corporation (“PEC” and collectively with EAI, Merger Sub and the Company, the “Initial Borrower”) and FB Loan Series I, LLC (“FB Loan”) entered into a Note Purchase Agreement (the “Note Purchase Agreement”), pursuant to which the Initial Borrower sold to FB Loan senior secured promissory notes in an aggregate principal amount of $10.1 million (the “Senior Notes”). The Company received proceeds of $7.4 million, net of an original issue discount of $2.7 million. In connection with the FB Loan, the Company, fuboTV Sub and certain of their respective subsidiaries granted a lien on substantially of their assets to secure the obligations under the Senior Notes. See Note 14 for more information about the Note Purchase Agreement.

Prior to the Merger, fuboTV Pre-Merger and its subsidiaries were party to a Credit and Guaranty Agreement, dated as of April 6, 2018 (the “AMC Agreement”), with AMC Networks Ventures LLC as lender, administrative agent and collateral agent (“AMC Networks Ventures”). fuboTV Pre-Merger previously granted AMC Networks Ventures a lien on substantially all of its assets to secure its obligations thereunder. The AMC Agreement survived the Merger and, as of the Effective Time, there was $23.6 million outstanding under the AMC Agreement, net of debt issuance costs. In connection with the Merger, the Company guaranteed the obligations of fuboTV Pre-Merger under the AMC Agreement on an unsecured basis. The liens of AMC Networks Ventures on the assets of fuboTV Pre-Merger are senior to the liens in favor of FB Loan and FaceBank Pre-Merger securing the Senior Notes.

Nature of Business after the Merger

Prior to the Merger, the Company focused on developing its technology-driven IP in sports, movies and live performances. Since the acquisition of fuboTV Pre-Merger, we are principally focused on offering consumers a leading live TV streaming platform for sports, news and entertainment through fuboTV. The Company’s revenues are almost entirely derived from the sale of subscription services and the sale of advertisements in the United States.

Our subscription-based streaming services are offered to consumers who can sign-up for accounts through which we provide basic plans with the flexibility for consumers to purchase the add-ons and features best suited for them. Besides the website, consumers can also sign-up via some TV-connected devices. The fuboTV platform provides a broad suite of unique features and personalization capabilities such as multi-channel viewing capabilities, favorites lists and a dynamic recommendation engine as well as 4K streaming and Cloud DVR offerings.

FaceBank Group, Inc Pre-Merger [Member]
Organization, Nature of Business and Basis of Presentation

Note 1 – Organization and Nature of Business

Incorporation

FaceBank Group, Inc. (the “Company” or “FaceBank”) was incorporated under the laws of the State of Florida in February 2009 under the name York Entertainment, Inc. On September 30, 2019, the Company’s name was changed to FaceBank Group, Inc.

Merger with fuboTV Inc.

On April 1, 2020, fuboTV Acquisition Corp., a Delaware corporation and our wholly-owned subsidiary (“Merger Sub”) merged with and into fuboTV Inc., a Delaware corporation (“fuboTV”), whereby fuboTV continued as the surviving corporation and became our wholly-owned subsidiary pursuant to the terms of the Agreement and Plan of Merger and Reorganization dated as of March 19, 2020, by and among us, Merger Sub and fuboTV (the “Merger Agreement” and such transaction, the “Merger”) (See Note 16).

In accordance with the terms of the Merger Agreement, at the effective time of the Merger (the “Effective Time”), all of the capital stock of fuboTV was converted into the right to receive shares of our newly-created class of Series AA Convertible Preferred Stock, par value $0.0001 per share (the “Series AA Preferred Stock”) (See Note 13). Each share of Series AA Preferred Stock is entitled to 0.8 votes per share and is convertible into two (2) shares of our common stock, only in connection with a bona fide transfer to a third party pursuant to Rule 144. Until the time we are able to uplist to a national securities exchange, the Series AA Preferred Stock benefits from certain protective provisions that, for example, require us to obtain the approval of a majority of the shares of outstanding Series AA Preferred Stock, voting as a separate class, before undertaking certain matters.

As a result of the Merger, fuboTV, a leading live TV streaming platform for sports, news, and entertainment, became a wholly-owned subsidiary of the Company. Before the Merger, Facebank Group was and continues to be a character-based virtual entertainment company, and a leading developer of digital human likeness for celebrities and consumers, focused on applications in traditional entertainment, sports entertainment, live events, social networking, mixed reality (AR/VR) and artificial intelligence. Following the Merger, we operate our business under the name “fuboTV” and we are in the process of changing the name of FaceBank Group, Inc. to fuboTV Inc. On May 1, 2020, the Company’s trading symbol was changed to “FUBO.” Unless the context otherwise requires, “we,” “us,” “our,” and the “Company” refers to FaceBank and its subsidiaries on a consolidated basis, and fuboTV Pre-Merger refers to fuboTV Inc. prior to the Merger.

In connection with the Merger, on March 11, 2020, FaceBank and HLEE Finance S.a r.l. (“HLEE”) entered into a Credit Agreement, dated as of March 11, 2020, pursuant to which HLEE provided FaceBank with a $100,000,000 revolving line of credit (the “Credit Facility”). The Credit Facility is secured by substantially all the assets of FaceBank. As of August 10, 2020, there are no amounts outstanding under the Credit Facility, and the Company does not intend to draw down on this Credit Facility. See Note 9 of the Notes to the Unaudited Condensed Consolidated Financial Statements for more information about the Credit Facility.

On March 19, 2020, FaceBank, Merger Sub, Evolution AI Corporation (“EAI”) and Pulse Evolution Corporation (“PEC” and collectively with EAI, Merger Sub and FaceBank, the “Initial Borrower”) and FB Loan Series I, LLC (“FB Loan”) entered into a Note Purchase Agreement (the “Note Purchase Agreement”), pursuant to which the Initial Borrower sold to FB Loan senior secured promissory notes in an aggregate principal amount of $10,050,000 (the “Senior Notes”). The Company received proceeds of $7.4 million, net of an original issue discount of $2.65 million. In connection with the FB Loan, FaceBank, fuboTV and certain of their respective subsidiaries granted a lien on substantially of their assets to secure the obligations under the Senior Notes. See Note 9 of the Notes to the Unaudited Condensed Consolidated Financial Statements for more information about the Note Purchase Agreement.

Prior to the Merger, fuboTV Pre-Merger and its subsidiaries were party to a Credit and Guaranty Agreement, dated as of April 6, 2018 (the “AMC Agreement”), with AMC Networks Ventures LLC as lender, administrative agent and collateral agent (“AMC Networks Ventures”). fuboTV Pre-Merger previously granted AMC Networks Ventures a lien on substantially all of its assets to secure its obligations thereunder. The AMC Agreement survived the Merger and, as of the Effective Time, there was $23.6 million outstanding under the AMC Agreement, net of debt issuance costs. In connection with the Merger, FaceBank guaranteed the obligations of fuboTV under the AMC Agreement on an unsecured basis. The liens of AMC Networks Ventures on the assets of fuboTV are senior to the liens in favor of FB Loan and FaceBank securing the Senior Notes.

Nature of Business

The Company is a leading digital entertainment company, combining fuboTV Pre-Merger’s direct-to-consumer live TV streaming, or vMVPD, platform with FaceBank Pre-Merger’s technology-driven IP in sports, movies and live performances. We expect that this business combination will create a content delivery platform for traditional and future-form IP. We plan to leverage FaceBank’ IP sharing relationships with leading celebrities and other digital technologies to enhance its already robust sports and entertainment offerings.

Since the Merger, while we continue our previous business operations, we are principally focused on offering consumers a leading live TV streaming platform for sports, news and entertainment through fuboTV. fuboTV revenues are almost entirely derived from the sale of subscription services and advertising in the United States, though fuboTV has started to assess expansion opportunities into international markets, with operations in Canada and the launch in late 2018 of its first ex-North America offering of streaming entertainment, to consumers in Spain.

Our subscription-based services are offered to consumers who can sign-up for accounts at https://fubo.tv, through which we provide basic plans with the flexibility for consumers to purchase the add-ons and features best suited for them. Besides the website, consumers can also sign-up via some TV-connected devices. The fuboTV platform provides, what we believe to be, a superior viewer experience, with a broad suite of unique features and personalization capabilities such as multi-channel viewing capabilities, favorites lists and a dynamic recommendation engine as well as 4K streaming and Cloud DVR offerings.

Note 1 – Organization, Nature of Business and Basis of Presentation

Overview

FaceBank Group, Inc. was incorporated under the laws of the State of Florida in February 2009 under the name York Entertainment, Inc. On September 30, 2019, the Company’s name was changed to FaceBank Group, Inc.

On April 1, 2020, FaceBank effected a merger (the “Merger”) pursuant to which fuboTV Inc., a Delaware corporation and a leading live TV streaming platform for sports, news and entertainment, became a wholly owned subsidiary of the Company. On May 1, 2020, the Company’s trading symbol was changed to FUBO.

Before the Merger, Facebank Group was and continues to be a character-based virtual entertainment company, and a leading developer of digital human likeness for celebrities and consumers, focused on applications in traditional entertainment, sports entertainment, live events, social networking, mixed reality (AR/VR) and artificial intelligence. Facebank Group is positioned as a technology driven, intellectual property company with significant revenue participations in the digital likeness of leading celebrities and character-based entertainment properties.

Following the Merger, we operate our business under the name “fuboTV” and we are in the process of changing the name of FaceBank Group, Inc. to fuboTV Inc.

Nature of Business

The Company is a leading digital entertainment company, combining fuboTV’s direct-to-consumer live TV streaming platform with FaceBank’s technology-driven IP in sports, movies and live performances. This business combination, operating as fuboTV Inc., will create a content delivery platform for traditional and future-form IP. fuboTV plans to leverage FaceBank’s IP sharing relationships with leading celebrities and other digital technologies to enhance its already robust sports and entertainment offerings.

Since the Merger, while we continue our previous business operations, we are principally focused on offering consumers a leading live TV streaming platform for sports, news and entertainment through fuboTV. fuboTV revenues are almost entirely derived from the sale of subscription services and advertising in the United States, though fuboTV has started to assess expansion opportunities into international markets, with operations in Canada and the launch in late 2018 of its first ex-North America offering of streaming entertainment, to consumers in Spain.

Our subscription-based services are offered to consumers who can sign-up for accounts at https://fubo.tv, through which we provide basic plans with the flexibility for consumers to purchase the add-ons and features best suited for them. Besides the website, consumers can also sign-up via some TV-connected devices. The fuboTV platform provides, what we believe to be, a superior viewer experience, with a broad suite of unique features and personalization capabilities such as multi-channel viewing capabilities, favorites lists and a dynamic recommendation engine as well as 4K streaming and Cloud DVR offerings.

Reverse Stock Split and Increase in Authorized Share Capital

On January 9, 2019, the Company amended its certificate of incorporation to increase the authorized number of shares of its $0.0001 par value per share common stock to 400 million shares. The Company also effectuated a 1-for-30 reverse stock split of its common stock on February 28, 2019. All share and per share amounts for all periods presented are retroactively restated for the effect of the reverse stock split. All of the outstanding shares of Series X Preferred Stock also automatically converted into an aggregate of 15,000,000 shares of common stock on February 28, 2019.